UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JULY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 81.4%
Aerospace & Defense: 3.2%
178,158	KLX, Inc. [1]	$9,249,963

Agriculture: 4.0%
154,433	Calavo Growers, Inc.	11,435,764

Airlines: 1.9%
110,123	Delta Air Lines, Inc.	5,435,671

Consumer Finance: 3.3%
162,146	PayPal Holdings, Inc. [1,2]	9,493,648

Diversified Banks: 3.3%
138,863	Citigroup, Inc. [2]	9,505,172

Diversified Chemicals: 2.9%
128,123	Dow Chemical Co.	8,230,622

Diversified Metals & Mining: 2.5%
196,425	Newmont Mining Corp.	7,301,117

Diversified Real Estate Investment Trusts: 3.5%
683,931	Colony NorthStar, Inc. - Class A	10,012,750

Electric Equipment & Instruments: 3.0%
234,554	FLIR Systems, Inc.	8,753,555

Food Services: 2.9%
209,737	Aramark	8,360,117

Health Care Equipment: 3.0%
173,202	Abbott Laboratories [2]	8,518,074

Holding Companies: 3.0%
49,647	Berkshire Hathaway, Inc. - Class B [1,2]	8,686,736

Internet Software & Services: 2.8%
8,531	Alphabet, Inc. - Class A [1,2]	8,066,060

Investment Banking & Brokerage: 2.7%
188,892	E*TRADE Financial Corp. [1]	7,744,572

Medical Equipment: 2.5%
40,694	Thermo Fisher Scientific, Inc.	7,143,018

Mortgage Insurance: 3.2%
795,700	MGIC Investment Corp. [1,2]	9,285,819

Oil & Gas Exploration & Production: 2.0%
63,151	Anadarko Petroleum Corp.	2,884,106
30,736	EOG Resources, Inc.	2,924,223
		5,808,329
Packaged Foods & Meats: 8.1%
161,838	Mondelez International, Inc. - Class A [2]	7,124,109
173,986	Snyder’s-Lance, Inc. [2]	6,052,973
118,801	TreeHouse Foods, Inc. [1]	10,077,889
		23,254,971
Regional Banks: 6.9%
838,867	FNB Corp.	11,492,478
355,637	Seacoast Banking Corporation of Florida [1,2]	8,311,237
		19,803,715
Renewable Electricity: 4.3%
297,801	NextEra Energy Partners LP	12,275,357

Specialized Real Estate Investment Trusts: 6.1%
107,193	Potlatch Corp.	5,129,185
381,046	Weyerhaeuser Co.	12,582,139
		17,711,324
Specialty Chemicals: 1.9%
85,147	Ashland Global Holdings, Inc. [2]	5,532,001

Transportation & Logistics: 1.4%
68,603	Kirby Corp. [1]	4,177,923

Utilities: 3.0%
107,772	American Water Works Co., Inc.	8,740,309

TOTAL COMMON STOCKS
(Cost $203,924,714)		234,526,587

Principle
CONVERTIBLE BONDS: 0.1%
Mortgage Insurance: 0.1%
$ 200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 [2,3]	270,250
TOTAL CONVERTIBLE BONDS
(Cost $234,986)		270,250

	Shares
	SHORT-TERM INVESTMENTS: 15.1%
	Money Market Funds: 15.1%
43,375,331	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.910% [4]	43,375,331

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $43,375,331)	43,375,331

	TOTAL MISCELLANEOUS SECURITIES: 3.3% [5]
	(Cost $13,321,335)	9,572,786

	TOTAL INVESTMENTS IN SECURITIES: 99.9%
	(Cost $260,856,366)	287,744,954
	Other Assets in Excess of Liabilities: 0.1%	197,681
	TOTAL NET ASSETS: 100.0%	$287,942,635

	[1] Non-income producing security
	[2] All or a portion of the shares of this security have been committed as collateral for securities sold short.
	[3]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the value of this security was $270,250 or 0.1% of total net assets.

	[4] Seven-day yield as of July 31, 2017
	[5] Represents previously undisclosed securities which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JULY 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 43.2%[1]
Aerospace & Defense: 1.0%
58,400	Textron, Inc.	$2,869,192

Apparel Retail: 1.9%
61,204	Burlington Stores, Inc.	5,326,584

Application Software: 1.7%
53,670	Blackbaud, Inc.	4,955,888

Asset Management & Custody Banks: 5.0%
18,514	BlackRock, Inc.	7,896,776
169,821	Financial Engines, Inc.	6,529,618
		14,426,394
Auto Parts & Equipment: 1.1%
21,369	Lear Corp.	3,166,672

Automobile Manufacturers: 2.1%
8,953	Tesla Motors, Inc.	2,896,027
82,023	Winnebago Industries, Inc.	3,018,446
		5,914,473
Automotive Retail: 2.7%
117,426	CarMax, Inc.	7,779,472

Computer & Electronics Retail: 1.1%
53,083	Best Buy Co, Inc.	3,096,862

Consumer Finance: 1.7%
250,489	The Western Union Co.	4,947,158

Education Services: 2.1%
28,222	Capella Education Co.	1,938,852
50,218	Strayer Education, Inc.	3,948,139
		5,886,991
Electronic Manufacturing Services: 1.1%
84,880	Trimble, Inc.	3,177,058

General Merchandise Stores: 1.7%
112,310	Ollie’s Bargain Outlet Holdings, Inc.	5,020,257

Health Care Technology: 1.0%
45,960	Cerner Corp.	2,958,445

Housewares & Specialties: 1.3%
68,400	Newell Brands, Inc.	3,606,048

Investment Banking & Brokerage: 2.7%
152,966	Stifel Financial Corp.	7,778,321

Machinery Manufacturing: 1.5%
28,099	Snap-on, Inc.	4,332,866

Regional Banks: 2.8%
45,641	SVB Financial Group	8,144,180

Restaurants: 4.2%
57,816	The Cheesecake Factory, Inc.	2,750,885
33,054	Darden Restaurants, Inc.	2,772,570
53,402	Dave & Buster’s Entertainment, Inc.	3,316,798
70,593	Texas Roadhouse, Inc.	3,339,049
		12,179,302
Retail Real Estate Investment Trusts: 1.5%
72,651	Realty Income Corp.	4,145,466

Semiconductor Equipment: 1.0%
85,050	Teradyne, Inc.	2,941,880

Semiconductors: 3.0%
18,545	Broadcom Ltd.	4,574,310
39,568	Skyworks Solutions, Inc.	4,149,496
		8,723,806
Trucking: 1.0%
36,150	Landstar System, Inc.	3,005,873

TOTAL COMMON STOCKS
(Proceeds $117,531,400)		124,383,188
TOTAL SECURITIES SOLD SHORT: 43.2%		$124,383,188
(Proceeds $117,531,400)

	Percentages are stated as a percent of net assets.
[1]	Non-income producing securities

The cost basis of investments at July 31, 2017 was as follows+:

Cost of investments	$260,856,366
Gross unrealized appreciation	34,125,312
Gross unrealized depreciation	(7,236,724)
Net unrealized appreciation	$26,888,588

+Because tax adjustments are calculated annually at the end of the Otter Creek Long/Short Opportunity Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at July 31, 2017 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of July 31, 2017. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$234,526,587	$–	$–	$234,526,587
Convertible Bonds	–	270,250	–	270,250
Short-Term Investments	43,375,331	–	–	43,375,331
Miscellaneous Securities	–	9,572,786	–	9,572,786
Total Investments in Securities	$277,901,918	$9,843,036	$–	$287,744,954
Securities sold short
Common Stocks	$124,383,188	$–	$–	$124,383,188
Total Securities Sold Short	$124,383,188	$–	$–	$124,383,188

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Levels 1, 2 or 3 during the period ended July 31, 2017.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The monthly average absolute value of options held by the Fund during the period was $8,309,955. The following table presents the fair value of derivative instruments, held long or written by the Fund at July 31, 2017:

	Asset Derivatives as of July 31, 2017		Liability Derivatives as of July 31, 2017
Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts: Put Options Purchased	Investments in securities, at value	$9,572,786	None	$-

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*          /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date          9/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date          9/25/2017

By (Signature and Title)           /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date          9/26/2017